Shareholders’ Deficit - Schedule of Stock Option Activity (Details) - Previously Reported [Member] - USD ($)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Deficit - Schedule of Stock Option Activity (Details) [Line Items]
Number, Granted during the period		48,055	4,937
Weighted Average Exercise Price, Granted during the period		$ 5.84	$ 7
Number, Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number, Forfeited during the period		(37,413)	(6,230)
Weighted Average Exercise Price, Forfeited during the period		$ (17.28)	$ (18)
Number, Outstanding at ending period	52,230	61,579	50,937
Weighted Average Exercise Price, Outstanding at ending period	$ 17	$ 6.94	$ 17
Weighted Average Remaining Contractual Term (Yrs.), Outstanding at ending period	7 years 2 months 12 days	3 years 2 months 12 days	6 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at ending period	$ 10,200		$ 2,400
Number, Exercisable		48,074
Weighted Average Exercise Price, Exercisable		$ 6.92
Weighted Average Remaining Contractual Term (Yrs.), Exercisable		7 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable